Financial instruments (Details 9) (CHF) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financial instruments (CHF million)
Cash and Due from Banks	304	527
Interest-bearing deposits with banks	1,244	1,515
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	163,208	160,022
Loans	272,551	247,054
Other assets	70,558	63,065
Due to banks and customer deposits	(395,067)	(356,197)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(70,119)	(94,032)
Short-term borrowings	(25,921)	(20,193)
Long-term debt	(177,898)	(130,042)
Other liabilities	(50,970)	(51,447)
Aggregate fair value
Loans (CHF million)
Non-interest-earning loans	1,147	956
Financial instruments (CHF million)
Interest-bearing deposits with banks	0	311
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	104,283	96,587
Loans	22,913	19,457
Other assets	26,088	20,749
Due to banks and customer deposits	(914)	(690)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(54,732)	(76,104)
Short-term borrowings	(3,861)	(6,053)
Long-term debt	(81,166)	(63,369)
Other liabilities	(1,268)	(1,780)
Aggregate unpaid principal
Loans (CHF million)
Non-interest-earning loans	3,816	3,262
Financial instruments (CHF million)
Interest-bearing deposits with banks	0	307
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	104,027	96,217
Loans	23,782	19,653
Other assets	33,091	25,756
Due to banks and customer deposits	(873)	(680)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(54,661)	(76,012)
Short-term borrowings	(3,918)	(5,896)
Long-term debt	(81,322)	(62,991)
Other liabilities	(2,767)	(3,285)
Difference
Loans (CHF million)
Non-interest-earning loans, Difference	(2,669)	(2,306)
Financial instruments (CHF million)
Interest-bearing deposits with banks	0	4
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	256	370
Loans	(869)	(196)
Other assets	(7,003)	(5,007)
Due to banks and customer deposits	(41)	(10)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(71)	(92)
Short-term borrowings	57	(157)
Long-term debt	156	(378)
Other liabilities	1,499	1,505
Bank
Financial instruments (CHF million)
Cash and Due from Banks	304	527
Interest-bearing deposits with banks	4,104	3,385
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	163,208	160,013
Loans	255,928	231,157
Other assets	70,511	61,567
Due to banks and customer deposits	(384,075)	(344,825)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(70,119)	(94,032)
Short-term borrowings	(25,921)	(20,193)
Long-term debt	(172,947)	(126,741)
Other liabilities	(50,648)	(51,100)
Bank | Aggregate fair value
Loans (CHF million)
Non-interest-earning loans	1,147	956
Financial instruments (CHF million)
Interest-bearing deposits with banks	0	311
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	104,283	96,587
Loans	22,913	19,457
Other assets	26,088	20,749
Due to banks and customer deposits	(914)	(690)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(54,732)	(76,104)
Short-term borrowings	(3,861)	(6,053)
Long-term debt	(80,260)	(62,462)
Other liabilities	(1,268)	(1,780)
Bank | Aggregate unpaid principal
Loans (CHF million)
Non-interest-earning loans	3,816	3,262
Financial instruments (CHF million)
Interest-bearing deposits with banks	0	307
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	104,027	96,217
Loans	23,782	19,653
Other assets	33,091	25,756
Due to banks and customer deposits	(873)	(680)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(54,661)	(76,012)
Short-term borrowings	(3,918)	(5,896)
Long-term debt	(80,344)	(62,102)
Other liabilities	(2,767)	(3,285)
Bank | Difference
Loans (CHF million)
Non-interest-earning loans, Difference	(2,669)	(2,306)
Financial instruments (CHF million)
Interest-bearing deposits with banks	0	4
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	256	370
Loans	(869)	(196)
Other assets	(7,003)	(5,007)
Due to banks and customer deposits	(41)	(10)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(71)	(92)
Short-term borrowings	57	(157)
Long-term debt	84	(360)
Other liabilities	1,499	1,505